American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2023

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.0%
California — 98.8%
Alameda Community Facilities District Special Tax, (District No. 13-1), 5.00%, 9/1/42	1,250,000	1,267,417
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/48	750,000	713,251
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/53	1,175,000	1,102,694
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AGM)	12,000,000	6,161,659
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,752,328
Anaheim City School District GO, 5.00%, 8/1/51 (AGM)	4,000,000	4,358,243
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	4,660,088
Bay Area Toll Authority Rev., 4.00%, 4/1/31	3,200,000	3,305,696
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,100,089
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,741,271
Bay Area Toll Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 4/1/56	1,750,000	1,722,464
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,141,847
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,644,663
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,326,884
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,581,988
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,272,555
California Community Choice Financing Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	10,000,000	8,795,528
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,122,632
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	2,600,000	2,721,795
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	2,335,000	2,541,502
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)(1)	4,000,000	4,225,147
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,236,190
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,527,891
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,090,000	2,465,212
California Community Housing Agency Rev., (Verdant at Green Valley Apartments), 5.00%, 8/1/49(2)	9,000,000	8,179,909
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	675,566
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	350,000	355,033
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	22,520,000	4,468,259
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(3)	5,020,000	826,824
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(2)	500,000	481,435
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(2)	500,000	456,181
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(2)	350,000	313,820
California Health Facilities Financing Authority Rev., 4.00%, 4/1/49	9,710,000	9,123,649
California Housing Finance Rev., 4.25%, 1/15/35	3,108,703	3,060,724
California Housing Finance Rev., 3.50%, 11/20/35	11,680,789	10,863,171
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	15,165,000	15,494,417
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,674,329
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,376,416
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,421,951
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	2,335,000	2,558,122
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,750,976
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	8,325,000	7,724,802
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,204,410
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	12,231,138
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	941,024

California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	1,962,024
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	1,687,810
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	2,222,339
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	4,939,785
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	1,590,000	1,492,926
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,723,067
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	4,220,043
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	295,000	285,239
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,191,409
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	2,508,375
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,552,036
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	3,621,417
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,626,572
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,535,244
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,763,489
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,004,513
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,297,563
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,670,000	1,707,054
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,456,625
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	4,000,999
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,502,591
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,406,776
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	1,813,317
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	4,584,334
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	798,413
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,173,855
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,714,290
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,244,659
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	908,695
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,383,210
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(2)	8,450,000	7,243,100
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	840,354
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,206,730
California Municipal Finance Authority Special Tax, 5.75%, 9/1/53	1,850,000	1,912,786
California Municipal Finance Authority Special Tax, 5.00%, 9/1/57	5,000,000	5,035,444
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	1,996,436
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-6), 6.00%, 9/1/52	1,700,000	1,743,286
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/46	2,290,000	1,955,131
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/51	3,145,000	2,607,039
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	2,500,000	2,522,191
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	3,177,451
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 2.50%, 12/1/23 (LIQ FAC: JPMorgan Chase Bank N.A.)	500,000	500,000
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,391,356
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,108,815
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,357,251
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(2)	1,150,000	989,483
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	1,260,000	1,061,010
California School Finance Authority Rev., 5.00%, 6/1/37(2)	475,000	459,608
California School Finance Authority Rev., 5.00%, 6/1/47(2)	875,000	786,842
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(2)	4,000,000	4,093,322
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	4,990,949
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(4)	110,000	113,611

California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/45(2)	1,100,000	1,101,946
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(2)	1,300,000	1,084,119
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(2)	4,000,000	3,906,890
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(2)	930,000	838,015
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,748,409
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(2)	1,085,000	912,743
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	2,830,183
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(2)	1,730,000	1,279,875
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(2)	2,220,000	1,553,203
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	1,430,000	1,405,728
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,491,517
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,466,826
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,110,000	1,111,398
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	408,136
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	1,834,690
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	1,700,438
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,148,050
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	500,000	517,935
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,501,235
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	3,594,584
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(2)	1,650,000	1,731,706
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,048,964
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	2,425,000	2,345,586
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24(2)	127,000	127,046
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34(2)	500,000	502,573
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,207,332
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44(2)	700,000	700,950
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,654,551
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,006,331
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	501,903
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	536,621
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	939,754
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(2)	1,225,000	1,247,932
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(2)	2,125,000	2,167,120
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(2)	560,000	552,826
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(2)	700,000	689,393
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/43(2)	550,000	551,181
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/47(2)	505,000	497,731
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	4,605,999
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	2,391,770
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	3,322,437
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	300,000	301,796
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	877,454
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,002,984
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	360,767
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,001,866
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,109,998
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	525,000	556,695
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	995,000	1,055,070
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,162,880
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40(2)	545,000	545,496

California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48(2)	700,000	694,315
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,451,268
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,657,095
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	976,495
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,046,210
California State University Rev., 5.25%, 11/1/53	1,000,000	1,120,665
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	5,500,000	4,354,473
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	1,827,213
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,130,000	2,036,707
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,125,913
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	6,000,000	5,631,503
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AGM)	500,000	539,941
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,340,311
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,472,125
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,403,830
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,220,675
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,304,348
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,047,169
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,219,897
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,011,712
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,701,528
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	9,721,480
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,615,154
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(2)	14,750,000	14,322,431
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/43	7,500,000	7,628,153
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,098,195
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,351,419
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	810,865
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,957,646
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/45	3,810,000	3,834,139
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.50%, 9/1/53	1,700,000	1,758,379
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007-01), 5.00%, 9/1/37	1,615,000	1,639,158
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2015-01), 5.00%, 9/1/47	1,650,000	1,672,200
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,039,536
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,135,283
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.50%, 9/1/52	4,250,000	4,268,415
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017-01), 5.00%, 9/1/48	7,330,000	7,462,739

California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,001,065
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/39	1,485,000	1,534,455
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/48	1,750,000	1,780,198
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.50%, 9/1/42	1,000,000	1,036,996
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.625%, 9/1/52	3,000,000	3,082,927
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	770,732
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	702,109
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	4,350,000	4,856,006
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	850,576
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/43	3,160,000	3,216,439
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/45	1,325,000	1,182,247
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/48	2,500,000	2,528,273
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/50	2,500,000	2,153,818
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/47	1,615,000	1,658,212
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/52	2,000,000	2,038,839
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	535,000	548,221
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	895,000	909,682
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	300,000	295,468
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	1,000,000	909,467
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	538,887
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,222,620
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	2,500,000	2,093,539
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco Dist No. 2020-1 Office Special Tax), 5.75%, 9/1/53(1)(2)	1,800,000	1,826,857
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco Dist No. 2020-1 Shoreline Tax Zone 1), 5.75%, 9/1/53(1)(2)	1,500,000	1,522,381
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/52(2)	1,500,000	1,409,516
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	2,475,000	2,045,530
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,752,601
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,475,475
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/48	1,500,000	1,518,234
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(2)	7,135,000	4,730,232
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	5,500,000	3,712,052
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	13,000,000	9,316,956
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(2)	12,000,000	7,155,257
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	6,235,000	4,337,834
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(2)	3,235,000	2,244,496
CSCDA Community Improvement Authority Rev., (Parallel-Anaheim), 4.00%, 8/1/56(2)	4,910,000	3,576,368
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(2)	1,490,000	1,050,168
CSCDA Community Improvement Authority Rev., (Renaissance at City Center), 5.00%, 7/1/51(2)	8,250,000	7,445,742
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(2)	1,925,000	1,552,726
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 2/1/57(2)	4,000,000	2,776,254
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 3.125%, 6/1/57(2)	5,385,000	3,345,129
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	2,500,000	1,591,716
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Homestead), 5.00%, 9/1/45	4,780,000	4,810,238
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	865,473
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/48	1,400,000	1,335,089
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/53	1,600,000	1,503,785
Dublin Special Tax, (City of Dublin Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51(1)	1,250,000	1,266,728
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/47	2,630,000	2,706,527
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/51	3,040,000	3,111,432

Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,186,800
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	2,875,290
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (Dublin Community Facilities District No. 2015-1 Improvement Area No. 2), 5.00%, 9/1/44	2,200,000	2,257,673
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/42	600,000	670,451
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	1,200,000	1,329,867
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,180,209
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/43	1,250,000	1,126,959
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,060,459
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	471,655
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	2,920,000	2,947,549
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)(1)	625,000	726,501
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,014,553
Escondido Special Tax, (Escondido Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,697,446
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/41	1,145,000	1,043,906
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/45	2,000,000	1,755,030
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(2)	3,250,000	3,245,960
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,698,634
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,258,889
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,299,752
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,295,570
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,324,064
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,366,908
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	555,122
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	867,014
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,686,870
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	684,752
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,106,823
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	2,285,000	1,843,781
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,426,739
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	673,878
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	781,392
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	4,250,000	4,084,040
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(3)	6,000,000	2,558,236
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,611,140
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,550,511
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,027,414
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,012,652
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,432,880
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/51	2,500,000	2,310,344
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	4,106,297
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(3)	44,750,000	4,669,667
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	5,335,000	4,453,021
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(2)	14,365,000	5,440,886
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,117,294
Hesperia Special Tax, (Community Facilities District No. 2005-1), 5.00%, 9/1/29	1,060,000	1,071,543
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/46 (AGM)(2)	900,000	892,202
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	3,400,000	3,308,826
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 9/15/50	2,000,000	2,083,830
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,008,907
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,513,361
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,113,616
Irvine Special Assessment, (Irvine Reassessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,516,064

Irvine Special Tax, (Irvine Community Facilities District No. 2013-3 Improvement Area No. 1), 5.25%, 9/1/53 (BAM)	2,000,000	2,200,232
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	2,500,000	2,548,475
Irvine Facilities Financing Authority Rev., (Irvine), 4.25%, 5/1/53	5,000,000	5,009,936
Jurupa Unified School District Special Tax, (Community Facilities District No. 11), 4.00%, 9/1/47	1,000,000	865,317
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/38	1,000,000	1,029,936
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/43	1,255,000	1,277,415
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,521,503
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,684,249
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	1,943,234
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/42	600,000	540,259
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/47	900,000	778,785
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	791,824
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,363,413
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,578,881
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	4,820,537
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/46	1,040,000	885,112
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,113,423
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/51	930,000	767,035
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,277,233
Los Angeles Community Facilities District Special Tax, (District No. 11), 4.00%, 9/1/46	1,500,000	1,291,178
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/52	1,000,000	1,004,443
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/49	7,000,000	7,410,329
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	5,465,049
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	3,000,000	3,262,212
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/51	5,165,000	5,549,067
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/52	3,000,000	3,271,417
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	252,125
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	265,669
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	119,441
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	138,966
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	105,420
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	104,818
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	105,359
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	262,373
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	356,708
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	258,025
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	412,841
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/44(3)	1,750,000	679,496
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/45(3)	1,200,000	438,044
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/43	1,000,000	1,032,486
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/44	2,245,000	2,281,119
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/48	2,000,000	2,047,347
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.25%, 9/1/52	2,000,000	2,031,255
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,252,292
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,094,245
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,481,939
Moreno Valley Unified School District Community Facilities District Special Tax, (District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,287,426
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,118,989
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	4,919,169
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/42	655,000	666,980
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/46	825,000	835,192

North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.50%, 12/1/47	4,425,000	4,924,956
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AGC)(3)	1,325,000	849,777
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AGC)(3)	2,885,000	1,660,785
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,877,168
Ojai Unified School District GO, 5.50%, 8/1/53 (AGM)	1,750,000	1,937,181
Ontario Special Tax, (City of Ontario Community Facilities District No. 56), 5.50%, 9/1/48(1)	1,250,000	1,295,724
Ontario Special Tax, (City of Ontario Community Facilities District No. 56), 5.75%, 9/1/54(1)	2,210,000	2,320,972
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.25%, 9/1/37	415,000	401,634
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.625%, 9/1/42	650,000	633,504
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/47	840,000	809,544
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/52	825,000	775,045
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	403,512
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,018,635
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	506,213
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,257,702
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,723,040
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,066,672
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	858,973
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	839,327
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2017-1), 5.00%, 8/15/42	2,500,000	2,554,162
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2021-1), 5.00%, 8/15/52	1,000,000	1,002,323
Orange County Community Facilities District Special Tax, (County of Orange Community Facilities District No. 2023-1), 5.50%, 8/15/53(1)	2,200,000	2,248,167
Orange County Community Facilities District Special Tax, (County of Orange Community Facilities District No. 2023-1), 5.75%, 8/15/53(1)	1,085,000	1,112,580
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	3,905,000	3,946,123
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/41	6,545,000	6,624,994
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/46	3,000,000	3,018,230
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	3,300,000	3,322,355
Oroville Rev., 5.25%, 4/1/49	3,000,000	1,773,506
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	1,405,580
Oxnard School District GO, 4.25%, 8/1/53 (BAM)	3,000,000	3,013,057
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	410,000	376,522
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	809,518
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,086,950
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AGM)	1,700,000	1,841,760
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,313,663
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,053,914
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,062,818
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,167,473
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	8,582,288
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,288,104
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,058,806
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	10,000,000	10,712,196
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,621,773
Perris Union High School District Special Tax, (Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,779,697
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,326,790
Rancho Cordova Special Tax, (Community Facilities District No. 2021-1), 5.25%, 9/1/52	2,000,000	2,008,775
Rancho Cordova Special Tax, (Rancho Cordova Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 1), 5.375%, 9/1/53	1,300,000	1,323,177
Rancho Cordova Special Tax, (Sunridge Anatolia Community Facilities Dist No. 2003-1), 4.00%, 9/1/37	3,000,000	2,877,804
Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/40	1,195,000	1,205,521

Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 4.00%, 9/1/45	1,025,000	901,949
Rancho Cordova Special Tax, (Sunridge North Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/45	1,250,000	1,257,700
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(3)	3,405,000	2,901,763
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.55%, 12/1/23	450,000	450,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.55%, 12/1/23	900,000	900,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.55%, 12/1/23	1,600,000	1,600,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.70%, 12/1/23	500,000	500,000
Rialto Special Tax, (Rialto Community Facilities District No. 2020-1), 5.50%, 9/1/53	1,500,000	1,560,883
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/30	1,035,000	1,038,398
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/35	2,520,000	2,527,292
Riverside County Community Facilities Districts Special Tax, (District No. 05-8), 5.00%, 9/1/48	2,500,000	2,530,390
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/40	2,250,000	2,269,058
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/42	1,110,000	1,128,771
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/44	2,735,000	2,752,198
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/45	540,000	547,059
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,382,367
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	2,500,000	2,281,789
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(3)	2,000,000	864,809
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(3)	3,320,000	1,348,581
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(3)	5,000,000	1,918,575
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	745,751
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,436,827
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,598,544
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,097,372
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,088,943
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	2,900,000	2,934,791
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,065,124
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/46	370,000	375,548
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/54	1,525,000	1,532,095
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/32(2)	1,265,000	1,315,522
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/47(2)	6,500,000	6,571,869
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	471,135
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	1,995,000	2,003,008
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,484,659
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	391,618
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	835,493
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	1,000,000	991,010
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	557,176
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	1,275,000	1,286,071
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,087,012
Roseville Special Tax, (Roseville Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/44	3,230,000	3,285,219
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,420,760
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	421,399
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	539,773
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,873,822
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,653,020
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,028,837
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,136,158
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,929,946

Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/32(2)	300,000	311,632
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/47(2)	1,900,000	1,922,308
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,035,866
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,260,916
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,201,474
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,390,759
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,392,942
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,045,262
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,358,415
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/45	4,645,000	4,686,837
Sacramento County Special Tax, (Community Facilities District No. 2014-2), 5.00%, 9/1/46	4,200,000	4,233,423
Sacramento Municipal Utility District Rev., 5.00%, 8/15/53	4,000,000	4,369,703
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	5,021,675
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/42	700,000	630,302
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/48	1,000,000	858,973
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/48	1,200,000	1,219,685
San Clemente Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	7,530,000	7,581,274
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,131,467
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,081,701
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,121,375
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,153,194
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,438,826
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	8,936,546
San Diego Unified School District GO, 4.00%, 7/1/53	1,750,000	1,719,217
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,291,358
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,410,662
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), Capital Appreciation, 0.00%, 8/1/43(3)	5,500,000	1,754,524
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	788,442
San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AGM)	1,000,000	1,090,557
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	7,000,000	7,840,064
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,054,172
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(3)	3,090,000	2,967,498
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(3)	165,000	138,060
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(3)	16,000,000	12,293,429
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(3)	290,000	213,274
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(3)	1,335,000	822,936
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	476,117
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	585,281
San Mateo Foster City School District GO, 4.00%, 8/1/51	4,000,000	4,024,031
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	1,500,000	1,657,327
Saugus/Hart School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	2,495,000	2,509,278
Sierra Joint Community College District GO, 4.00%, 8/1/53	4,000,000	3,962,666
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(3)	32,000,000	15,704,605
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(3)	11,465,000	4,125,235
Simi Valley Unified School District GO, 5.25%, 8/1/51	5,000,000	5,454,344
South San Francisco Special Tax, (Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,217,547
South San Francisco Special Tax, (South San Francisco Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	888,848
South Tahoe Joint Powers Financing Authority Rev., (South Lake Tahoe), 5.25%, 10/1/53	3,000,000	3,307,597
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,091,467
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	3,980,077
Southern California Public Power Authority Rev., 5.00%, 7/1/48 (Los Angeles Department of Water & Power Power System Rev.)	3,750,000	4,152,951

Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(3)	1,800,000	1,639,465
State Center Community College District GO, 5.00%, 8/1/47	9,000,000	9,845,763
State of California GO, 5.25%, 10/1/45	1,070,000	1,214,776
State of California GO, 5.00%, 10/1/47	8,375,000	8,593,861
State of California GO, 5.25%, 9/1/53	5,000,000	5,612,126
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	946,199
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,238,996
Stockton Public Financing Authority Rev., Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,593,994
Stockton Public Financing Authority Rev., Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,054,861
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	3,640,000	3,682,738
Sunnyvale Special Tax, 7.75%, 8/1/32	5,675,000	5,691,800
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	6,046,949
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,054,594
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(3)	8,730,000	1,482,722
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,018,287
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(3)	5,000,000	749,183
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	9,485,000	9,632,054
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(3)	25,000,000	3,767,052
Tracy Community Facilities District Special Tax, (City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2), 5.75%, 9/1/48	1,900,000	1,983,446
Tracy Community Facilities District Special Tax, (City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2), 5.875%, 9/1/53	2,900,000	3,040,353
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,328,403
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,750,000	2,779,258
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/44	3,385,000	3,419,474
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,500,000	2,508,259
Transbay Joint Powers Authority Tax Allocation, (Transbay Redevelopment Project Tax Increment Rev.), 5.00%, 10/1/45	6,390,000	6,478,231
University of California Rev., 5.00%, 5/15/42	2,500,000	2,731,027
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,664,996
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,531,833
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,824,334
Washington Township Health Care District GO, 5.50%, 8/1/53	1,115,000	1,244,608
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	406,546
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	962,887
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	734,858
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	985,362
Washington Township Health Care District Rev., 5.75%, 7/1/48	850,000	900,043
Washington Township Health Care District Rev., 5.75%, 7/1/53	1,000,000	1,048,848
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,510,315
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,370,203
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,374,852
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/41	2,540,000	2,347,380
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/45	2,540,000	2,288,581
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,754,431
		1,292,857,429

Guam — 0.7%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,806,143
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,535,743
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,018,987
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,760,845
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,514,022
		9,635,740
Puerto Rico — 0.5%
Puerto Rico GO, 5.375%, 7/1/25	3,906,218	3,975,328
Puerto Rico GO, 5.625%, 7/1/29	201,036	212,781
Puerto Rico GO, 5.75%, 7/1/31	195,264	210,388
Puerto Rico GO, 4.00%, 7/1/33	185,162	173,215
Puerto Rico GO, 4.00%, 7/1/35	166,436	152,625
Puerto Rico GO, 4.00%, 7/1/37	142,845	127,971
Puerto Rico GO, 4.00%, 7/1/41	194,215	168,178
Puerto Rico GO, 4.00%, 7/1/46	201,981	168,342
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(3)	30,190	29,469
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(3)	238,285	145,367
Puerto Rico GO, VRN, 0.00%, 11/1/43	820,743	427,812
		5,791,476
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,372,907,247)		1,308,284,645
OTHER ASSETS AND LIABILITIES		315,421
TOTAL NET ASSETS — 100.0%		$1,308,600,066

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
BAM-TCRS	–	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $291,594,419, which represented 22.3% of total net assets.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.